Morgan Stanley Institutional Fund Trust

522 Fifth Avenue

New York, NY 10036

May 17, 2012

VIA EDGAR

U.S. Securities and Exchange Commission

Judiciary Plaza

100 F Street, N.E.

Washington, D.C. 20549

Attention:  Larry L. Greene, Senior Counsel, Division of Investment Management

Re:	Morgan Stanley Institutional Fund Trust
Securities Act File No. 002-89729
Investment Company Act File No. 811-03980
Post-Effective Amendment No. 106

Dear Mr. Greene:

On behalf of Morgan Stanley Institutional Fund Trust (the “Trust”) with respect to its series the Balanced Portfolio (the “Portfolio”), attached herewith for filing is Post-Effective Amendment No. 106 to the Trust’s Registration Statement pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), and pursuant to the Investment Company Act of 1940, as amended (the “Amendment”).

This filing is made pursuant to Rule 485(a) under the 1933 Act for the purpose of (i) changing the Portfolio’s name to the Global Strategist Portfolio and (ii) changing the Portfolio’s principal investment strategies, and corresponding risks as appropriate. We understand that we may expect comments on this filing in approximately 30-45 days. We anticipate filing a subsequent 485(b) filing, to include updated financial information, all consents and opinions, as well as any other required information, in anticipation of going automatically effective on the 60th day after the date hereof. No fees are required in connection with this filing.

Should you have any questions regarding the Amendment or the foregoing matters, please do not hesitate to contact me at (212) 296-6980 or Kristin M. Hester of Dechert LLP at (212) 649-8796.

Very truly yours,

/s/ Daniel E. Burton
Daniel E. Burton
Assistant Secretary